Segment Information Regarding Reconciliation of EBITDA to Net Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Asset impairments add-back		$ (23)
Terminated merger and settlement income, net				0		0		171
Asset impairments and other non-cash charges				(54)		(41)		(8)
Business realignment costs	(9)	(15)		(35)		(15)		(20)
Integration costs	(3)	(5)		(12)		(19)		0
Net income (loss) from discontinued operations				0		2		(3)
Other	(11)	(18)		(14)		(12)		(28)
Total adjustments	(23)	(61)		(115)		(85)		112
Ebitda Addback - Loss on Gain on Extinguishment of Debt	(6)			0		0		(30)
Interest expense, net	(74)	(65)		(263)		(262)		(276)
Income tax benefit	32	2		365		(3)		(35)
Depreciation and amortization	(38)	(38)		(153)		(167)		(164)
Net income	(4)	(16)		324		118		214
EPCD
Segment Reporting Information [Line Items]
Segment EBITDA	68	114		337	[1]	506	[1]	491	[1]
FPD
Segment Reporting Information [Line Items]
Segment EBITDA	55	46		201	[2]	180	[2]	177	[2]
Corporate and Other
Segment Reporting Information [Line Items]
Segment EBITDA	$ (18)	$ (14)	[3]	$ (48)		$ (51)		$ (61)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.